Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Employee benefits liabilities
Opening balance		$ 24,830,977	$ 23,509,643
Effect of business combination		847,099	0
Current service cost		132,352	118,035
Past service cost	[1]	129,328	631,761
Interest expense		1,353,138	1,322,467
Transferred benefits		(577)	0
Actuarial (gains) losses		(3,376,966)	505,498
Benefits paid		(1,437,374)	(1,256,427)
Foreign currency translation		(10,458)	0
Closing balance		22,467,519	24,830,977
Plan assets
Opening balance		13,172,965	12,712,853
Effect of business combination		11,004	0
Return on assets		691,951	700,304
Contributions to funds		504,511	370,090
Benefits paid		(1,427,264)	(1,255,260)
Actuarial (losses) gains		(884,642)	644,978
Closing balance		12,068,525	13,172,965
Net post-employment benefits liability		10,398,994	11,658,012
Pension and pension bonds [Member]
Employee benefits liabilities
Opening balance	[2]	16,320,383	15,916,472
Effect of business combination	[2]	545,319	0
Current service cost	[2]	10,948	0
Past service cost	[1],[2]	3,545	0
Interest expense	[2]	867,644	882,785
Transferred benefits	[2]	0	0
Actuarial (gains) losses	[2]	(2,285,738)	418,187
Benefits paid	[2]	(931,051)	(897,061)
Foreign currency translation	[2]	(10,458)	0
Closing balance	[2]	14,520,592	16,320,383
Plan assets
Opening balance	[2]	13,157,729	12,709,838
Effect of business combination	[2]	0	0
Return on assets	[2]	691,584	700,168
Contributions to funds	[2]	0	0
Benefits paid	[2]	(924,924)	(897,061)
Actuarial (losses) gains	[2]	(884,160)	644,784
Closing balance	[2]	12,040,229	13,157,729
Net post-employment benefits liability	[2]	2,480,363	3,162,654
Other Member
Employee benefits liabilities
Opening balance		8,510,594	7,593,171
Effect of business combination		301,780	0
Current service cost		121,404	118,035
Past service cost	[1]	125,783	631,761
Interest expense		485,494	439,682
Transferred benefits		(577)	0
Actuarial (gains) losses		(1,091,228)	87,311
Benefits paid		(506,323)	(359,366)
Foreign currency translation		0	0
Closing balance		7,946,927	8,510,594
Plan assets
Opening balance		15,236	3,015
Effect of business combination		11,004	0
Return on assets		367	136
Contributions to funds		504,511	370,090
Benefits paid		(502,340)	(358,199)
Actuarial (losses) gains		(482)	194
Closing balance		28,296	15,236
Net post-employment benefits liability		$ 7,918,631	$ 8,495,358

[1]	It includes the new voluntary retirement plan
[2]	There is no cost for the pension and pension plans service since the beneficiaries were retired as of July 31, 2010.